INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Disclosure of Equity Accounted Investments in U.S. Residential Developments
The following table presents the changes in the investments in U.S. residential developments for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$143,153	$164,842
Advances(1)	15,655	6,706
Distributions	(37,336)	(55,744)
Derecognition of investment in U.S. residential developments	—	(4,377)
Income from investments in U.S. residential developments(2)	16,897	31,726
Balance, end of year	$138,369	$143,153

Internal debt instruments	$—	$8,629
Equity	138,369	134,524
Total investments in U.S. residential developments	$138,369	$143,153
(1) Advances to U.S. residential developments for the year ended December 31, 2022 includes $2,760 in non-cash contributions related to the syndication of the Company's investment in Bryson MPC Holdings LLC to THPAS Development JV-2 LLC (2021 - nil).
(2) There were no realized gains or losses included in the income from investments in U.S. residential developments for the year ended December 31, 2022 (2021 - nil).
The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$1,236	$44,363	$118	$—	$45,481	$27,837
Viridian Equity LP	USA	18%	4	67,659	4	—	67,659	12,140
McKinney Project Equity LLC	USA	44%	—	119,575	—	—	119,575	52,314
THPAS Holdings JV-1 LLC	USA	11%	5,545	182,490	593	—	187,442	20,829
Remaining investments(2)(3)	USA and Canada	7% - 22%	18,695	247,584	5,600	—	260,679	25,249
Total			$25,480	$661,671	$6,315	$—	$680,836	$138,369

		December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$702	$41,428	$151	$—	$41,979	$23,943
Tricon Housing Partners US II LP	USA	8%	9,951	45,806	7,525	—	48,232	13,301
Viridian Equity LP	USA	18%	4	117,622	4	—	117,622	21,108
McKinney Project Equity LLC	USA	44%	—	109,987	—	—	109,987	48,187
THPAS Holdings JV-1 LLC	USA	11%	13,871	109,432	834	—	122,469	13,617
Remaining investments(2)	USA and Canada	7% - 20%	2,864	170,938	14,549	—	159,253	22,997
Total			$27,392	$595,213	$23,063	$—	$599,542	$143,153
(1)Tricon's share of net assets could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) Includes Tricon's investments in U.S. residential developments that are individually immaterial, including THPAS Development JV-2 LLC which was newly formed during the year. See Note 3 for a list of all U.S. residential development investments.
(3) Tricon's investment in Tricon Housing Partners US II LP is individually immaterial as of December 31, 2022 and has been included in Remaining investments.

	For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income	Tricon's share of net income(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$6,253	$(75)	$(1,676)	$4,502	$4,577
Viridian Equity LP	USA	18%	—	—	13,538	13,538	2,430
McKinney Project Equity LLC	USA	44%	—	—	9,588	9,588	4,128
THPAS Holdings JV-1 LLC	USA	11%	490	(2,852)	6,524	4,162	455
Remaining investments(2)(3)	USA and Canada	7% - 22%	4,324	(3,524)	49,290	50,090	5,307
Total			$11,067	$(6,451)	$77,264	$81,880	$16,897

	For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income	Tricon's share of net income(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$13,240	$(243)	$(7,725)	$5,272	$3,604
Tricon Housing Partners US II LP	USA	8%	1,968	(1,979)	12,161	12,150	740
Viridian Equity LP	USA	18%	—	—	40,722	40,722	7,455
McKinney Project Equity LLC	USA	44%	—	—	1,220	1,220	11,700
THPAS Holdings JV-1 LLC	USA	11%	844	(2,200)	686	(670)	652
Remaining investments(2)	USA and Canada	7% - 20%	2,483	(2,326)	64,268	64,425	7,575
Total			$18,535	$(6,748)	$111,332	$123,119	$31,726
(1) Tricon's share of net income could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) Includes Tricon's investments in U.S. residential developments that are individually immaterial. See Note 3 for a list of all U.S. residential development investments.
(3) Tricon's investment in Tricon Housing Partners US II LP is individually immaterial as of December 31, 2022 and has been included in Remaining investments.

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Assets
Key valuation assumptions for the Canadian development properties are set out below.

	December 31, 2022	December 31, 2021

Property under development
Land value per square foot(1)	$258	$260

Commercial income-producing property
Discount rate	4.75%	4.75%
Capitalization rate	4.50%	4.25%

(1) Equivalent to C$350 per square foot (2021- C$330) translated to U.S dollars at the year-end exchange rate.
Quantitative information about fair value measurements of the investments uses the following significant unobservable inputs (Level 3):

		December 31, 2022		December 31, 2021
Valuation technique(s)	Significant unobservable input	Range of inputs	Weighted average of inputs	Range of inputs	Weighted average of inputs	Other inputs and key information

Net asset value, determined using discounted cash flow Waterfall distribution model	a) Discount rate (1) b) Future cash flow c) Appraised value	8.0 - 20.0%	17.7%	8.0 - 20.0%	16.6%	Entitlement risk, sales risk and construction risk are taken into account in determining the discount rate.

Price per acre of land, timing of project funding requirements and distributions.

Estimated probability of default.
		1 - 10 years	7.2 years	1 - 9 years	6.1 years
(1) Generally, an increase in future cash flow will result in an increase in the fair value of debt instruments and fund equity investments. An increase in the discount rate will result in a decrease in the fair value of debt instruments and fund equity investments. The same percentage change in the discount rate will result in a greater change in fair value than the same absolute percentage change in future cash flow.